                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07318

                         Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer International Value Fund

 Schedule of Investments 2/28/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.6%

 Energy - 3.9%

 Oil & Gas Equipment & Services - 1.2%

 26,200

 Schlumberger, Ltd.

 $

 2,204,992

 Integrated Oil & Gas - 1.8%

 236,100

 BG Group Plc

 $

 3,479,064

 Oil & Gas Exploration & Production - 0.9%

 135,200

 Encana Corp.

 $

 1,759,955

 Total Energy

 $

 7,444,011

 Materials - 8.1%

 Commodity Chemicals - 1.4%

 195,000

 Kuraray Co., Ltd.

 $

 2,682,711

 Diversified Chemicals - 1.9%

 1,172,400

 Incitec Pivot, Ltd.

 $

 3,723,456

 Fertilizers & Agricultural Chemicals - 1.7%

 9,200

 Syngenta AG

 $

 3,242,471

 Specialty Chemicals - 1.8%

 83,200

 Croda International Plc

 $

 3,502,524

 Paper Packaging - 1.3%

 223,600

 Amcor, Ltd.

 $

 2,382,573

 Total Materials

 $

 15,533,735

 Capital Goods - 13.1%

 Aerospace & Defense - 0.5%

 69,500

 Rolls-Royce Holdings Plc

 $

 1,016,682

 Building Products - 2.4%

 35,400

 Daikin Industries, Ltd.

 $

 2,308,852

 165,000

 TOTO, Ltd.

 2,296,675

 $

 4,605,527

 Electrical Components & Equipment - 1.7%

 41,200

 Schneider Electric SE

 $

 3,313,224

 Heavy Electrical Equipment - 1.0%

 158,000

 Mitsubishi Electric Corp.

 $

 1,852,868

 Industrial Conglomerates - 2.8%

 118,400

 Koninklijke Philips NV

 $

 3,542,900

 16,300

 Siemens AG

 1,820,134

 $

 5,363,034

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 117,800

 Komatsu, Ltd.

 $

 2,453,265

 Agricultural & Farm Machinery - 0.7%

 86,000

 Kubota Corp.

 $

 1,399,019

 Industrial Machinery - 2.7%

 52,000

 GEA Group AG

 $

 2,570,828

 92,600

 Nabtesco Corp.

 2,486,111

 $

 5,056,939

 Total Capital Goods

 $

 25,060,558

 Automobiles & Components - 2.1%

 Tires & Rubber - 1.2%

 60,100

 Bridgestone Corp.

 $

 2,303,935

 Automobile Manufacturers - 0.9%

 18,400

 Daimler AG

 $

 1,779,248

 Total Automobiles & Components

 $

 4,083,183

 Consumer Durables & Apparel - 3.4%

 Homebuilding - 3.0%

 102,900

 Persimmon Plc

 $

 2,800,309

 227,200

 Sekisui Chemical Co., Ltd.

 2,916,490

 $

 5,716,799

 Textiles - 0.4%

 566,000

 Pacific Textiles Holdings, Ltd.

 $

 846,184

 Total Consumer Durables & Apparel

 $

 6,562,983

 Consumer Services - 1.2%

 Restaurants - 1.2%

 206,700

 Domino's Pizza Group Plc

 $

 2,303,705

 Total Consumer Services

 $

 2,303,705

 Media - 1.0%

 Advertising - 1.0%

 23,200

 Publicis Groupe SA

 $

 1,891,072

 Total Media

 $

 1,891,072

 Retailing - 1.4%

 Apparel Retail - 1.4%

 61,100

 Hennes & Mauritz AB

 $

 2,664,206

 Total Retailing

 $

 2,664,206

 Food & Staples Retailing - 4.4%

 Drug Retail - 2.0%

 76,300

 Sundrug Co., Ltd.

 $

 3,757,358

 Food Retail - 1.4%

 28,900

 Casino Guichard Perrachon SA

 $

 2,720,432

 Hypermarkets & Super Centers - 1.0%

 259,900

 Distribuidora Internacional de Alimentacion SA

 $

 1,974,522

 Total Food & Staples Retailing

 $

 8,452,312

 Food, Beverage & Tobacco - 4.2%

 Soft Drinks - 1.5%

 77,400

 Suntory Beverage & Food, Ltd. *

 $

 2,899,882

 Packaged Foods & Meats - 2.7%

 39,100

 Danone SA

 $

 2,725,366

 54,900

 Unilever NV

 2,387,526

 $

 5,112,892

 Total Food, Beverage & Tobacco

 $

 8,012,774

 Household & Personal Products - 3.0%

 Household Products - 3.0%

 31,300

 Henkel AG & Co. KGaA

 $

 3,293,318

 90,800

 Unicharm Corp.

 2,513,188

 $

 5,806,506

 Total Household & Personal Products

 $

 5,806,506

 Health Care Equipment & Services - 1.8%

 Health Care Services - 1.8%

 59,400

 Fresenius SE & Co. KGaA

 $

 3,401,272

 Total Health Care Equipment & Services

 $

 3,401,272

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Pharmaceuticals - 7.7%

 168,900

 Astellas Pharma, Inc.

 $

 2,685,880

 43,700

 Novartis AG

 4,472,779

 11,406

 Roche Holding AG

 3,090,924

 56,500

 Shire Plc

 4,567,724

 $

 14,817,307

 Life Sciences Tools & Services - 1.8%

 58,800

 Gerresheimer AG

 $

 3,384,639

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 18,201,946

 Banks - 9.4%

 Diversified Banks - 9.4%

 288,108

 Banco Bilbao Vizcaya Argentaria SA

 $

 2,883,526

 620,900

 Barclays Plc

 2,464,135

 52,200

 BNP Paribas SA

 3,037,740

 96,000

 National Australia Bank, Ltd.

 2,838,847

 89,500

 Sumitomo Mitsui Financial Group, Inc.

 3,563,203

 123,700

 Swedbank AB

 3,215,261

 $

 18,002,712

 Total Banks

 $

 18,002,712

 Diversified Financials - 1.2%

 Diversified Capital Markets - 1.2%

 130,800

 UBS Group AG

 $

 2,292,367

 Total Diversified Financials

 $

 2,292,367

 Insurance - 6.9%

 Insurance Brokers - 1.5%

 28,400

 Aon Plc *

 $

 2,850,224

 Multi-line Insurance - 4.0%

 160,300

 AXA SA

 $

 4,064,367

 11,500

 Zurich Insurance Group AG

 3,670,779

 $

 7,735,146

 Property & Casualty Insurance - 1.4%

 23,800

 ACE, Ltd.

 $

 2,713,438

 Total Insurance

 $

 13,298,808

 Real Estate - 6.6%

 Diversified REIT's - 2.9%

 1,665,215

 Hibernia Real Estate Investment Trust plc

 $

 2,224,657

 507,700

 Hibernia Real Estate Investment Trust plc *

 681,555

 37,472

 Wereldhave NV

 2,574,817

 $

 5,481,029

 Industrial REIT's - 1.1%

 441,400

 Goodman Group

 $

 2,148,776

 Diversified Real Estate Activities - 1.0%

 68,000

 Mitsui Fudosan Co., Ltd.

 $

 1,869,293

 Real Estate Operating Companies - 1.6%

 133,800

 GAGFAH SA

 $

 3,099,111

 Total Real Estate

 $

 12,598,209

 Technology Hardware & Equipment - 7.2%

 Electronic Equipment Manufacturers - 2.3%

 438,100

 Hitachi, Ltd.

 $

 2,997,887

 1,086,000

 PAX Global Technology, Ltd. *

 989,292

 512,000

 Wasion Group Holdings, Ltd.

 507,393

 $

 4,494,572

 Electronic Components - 4.9%

 82,000

 Hoya Corp.

 $

 3,311,081

 22,900

 Murata Manufacturing Co., Ltd.

 2,824,898

 232,000

 Yaskawa Electric Corp.

 3,241,805

 $

 9,377,784

 Total Technology Hardware & Equipment

 $

 13,872,356

 Telecommunication Services - 5.0%

 Integrated Telecommunication Services - 1.2%

 125,700

 Orange SA

 $

 2,288,886

 Wireless Telecommunication Services - 3.8%

 38,000

 KDDI Corp.

 $

 2,634,072

 27,700

 SoftBank Corp.

 1,706,937

 848,118

 Vodafone Group Plc

 2,937,950

 $

 7,278,959

 Total Telecommunication Services

 $

 9,567,845

 Utilities - 3.2%

 Electric Utilities - 2.0%

 22,800

 Red Electrica Corp SA

 $

 1,939,464

 77,900

 SSE Plc

 1,890,471

 $

 3,829,935

 Multi-Utilities - 1.2%

 104,357

 GDF Suez

 $

 2,317,562

 Total Utilities

 $

 6,147,497

 TOTAL COMMON STOCKS

 (Cost $169,996,212)

 $

 185,198,057

 TOTAL INVESTMENT IN SECURITIES - 96.6%

 (Cost $169,996,212) (a)

 $

 185,198,057

 OTHER ASSETS & LIABILITIES - 3.4%

 $

 6,551,337

 TOTAL NET ASSETS - 100.0%

 $

 191,749,394

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At February 28, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $171,378,937 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $36,010,732

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (22,191,612)

 Net unrealized appreciation

 $13,819,120

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 27.5%

 United Kingdom

 11.7%

 France

 11.3%

 Switzerland

 9.8%

 Germany

 8.2%

 United States

 6.6%

 Australia

 5.6%

 Netherlands

 4.3%

 Spain

 3.4%

 Sweden

 3.0%

 Jersey Channel Islands

 2.3%

 Luxembourg

 1.6%

 Ireland

 1.5%

 Curacao

 1.1%

 Other

 2.1%

 100.0%

 TOTAL RETURN SWAP AGREEMENT

 Notional Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation

 JPY

112,506

 Citibank NA

 Pay

 JPX-NIKKEI INDEX 400

 1M Libor +53 bps

 6/2/15

$
922,938

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of  February 28, 2015, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

   Energy

     Oil & Gas Equipment & Services

$
2,204,992

$
-

$
-

$
2,204,992

     Oil & Gas Exploration & Production

1,759,955

-

-

1,759,955

   Insurance

     Insurance Brokers

2,850,224

-

-

2,850,224

     Property & Casualty Insurance

2,713,438

-

-

2,713,438

   All Other Common Stocks

-

175,669,448

-

175,669,448

 Total

$
9,528,609

$
175,669,448

$
-

$
185,198,057

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

$
-

$
(1,460,443
)

$
-

$
(1,460,443
)

 Net unrealized appreciation on swap contracts

922,938

-

-

922,938

 Net unrealized depreciation on forward foreign currency contracts

(36,567
)

-

-

(36,567
)

 Total Other Financial Instruments

$
886,371

$
(1,460,443
)

$
-

$
(574,072
)

 During the period ended February 28, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VIII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 29, 2015 * Print the name and title of each signing officer under his or her signature.